Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies.
Schedule of supplemental balance sheet information related to the operating lease	The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2022 (in thousands):

Minimum lease payments by fiscal year
2023	$309
2024	292
Total future minimum lease payments	601
Less: Imputed interest	(77)
Present value of lease payments	524
Less: Current portion (included in other accrued expenses)	(282)
Noncurrent operating lease liability	$242
Operating lease right-of-use asset	$475
Remaining lease term in years	1.9
Discount rate	10%

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2021 (in thousands):

Minimum lease payments by fiscal year
2022	$248
2023	309
2024	292
Total future minimum lease payments	849
Less: Imputed interest	(117)
Present value of lease payments	732
Less: Current portion	(208)
Noncurrent operating lease liability	$524
Operating lease right-of-use asset	$729
Remaining lease term in years	2.9
Discount rate	10%

Schedule of supplemental disclosures of operating cost and cash flow information related to operating leases

			Six Months
	Years Ended		Ended
	December 31,		June 30,
	2022	2021	2023	2022
Cost of operating leases	$279	$124	$138	$141
Cash paid for operating leases	248	21	154	99